Voya Index Plus LargeCap Portfolio Expense Example - Voya Index Plus LargeCap Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,420
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	834
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	$ 1,131